Stock-Based Compensation (Summary Of Stock Options) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Sep. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Under Option - Outstanding, September 29, 2012	19,067,360
Shares Under Option - Exercised	(8,778,028)
Shares Under Option - Canceled	(177,144)
Shares Under Option - Granted	3,799,980
Shares Under Option - Outstanding, September 28, 2013	13,912,168
Weighted Average Exercise Price Per Share - Outstanding, September 29, 2012	$ 14.82
Weighted Average Exercise Price Per Share - Exercised	$ 13.96
Weighted Average Exercise Price Per Share - Canceled	$ 16.04
Weighted Average Exercise Price Per Share - Granted	$ 19.36
Weighted Average Exercise Price Per Share - Outstanding, September 28, 2013	$ 16.59
Weighted Average Remaining Contractual Life (in Years) - Outstanding, September 28, 2013	6 years 10 months
Aggregate Intrinsic Value - Outstanding, September 28, 2013	$ 167
Shares Under Option - Exercisable, September 28, 2013	6,423,287
Weighted Average Exercise Price Per Share - Exercisable at September 28, 2013	$ 14.87
Weighted Average Remaining Contractual Life (in Years) - Exercisable, September 28, 2013	4 years 11 months
Aggregate Intrinsic Value - Exercisable, September 28, 2013	$ 88